Financial instruments and related disclosures - Fair Values of Derivatives Held (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	£ 206	£ 157
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	123	89
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash Flow Hedges [member] | Interest rate swap contract [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, Non current	12
Financial assets, current	0
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash Flow Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	0
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Net Investment Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	111	89
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Net Investment Hedges [member] | Cross currency swap [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	0
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	83	68
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	77	57
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Embedded and Other Derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, Non current	6	5
Financial assets, current	0	6
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(57)	(31)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Cash Flow Hedges [member] | Interest rate swap contract [member]
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities non current	(1)
Financial Liabilities, current	0	(1)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Cash Flow Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(3)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Net Investment Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(53)	(12)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Net Investment Hedges [member] | Cross currency swap [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	0	(18)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(171)	(200)
Total derivative instruments	(228)	(231)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(169)	(190)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Embedded and Other Derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities non current	0	£ (10)
Financial Liabilities, current	£ (2)